Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of long-term debt
The following table presents information related to the Secured Loan Agreement:

Interest Expense (i) (ii)			DFC Amortization (ii)			Other Costs (ii) (iii)
2019	2018	2017	2019	2018	2017	2019	2018	2017
$—	$—	$2,570	$—	$—	$3,251	$—	$—	$2,249

(i)
This charge do not include the effect of the cross-currency interest rate swap agreements mentioned in Note 13, amounting to a loss of $6,921, during fiscal year 2017. Including this effect the total interest cost amounts to $9,491.

(ii)	This charge is included within "Net interest expense" in the consolidated statement of income.
(iii)
Transaction costs related to the repayment of the Loan.
Each loan under the agreement bore interest at the following annual interest rates:

Lender	Annual Interest Rate
Citibank N.A.	3M LIBOR + 2.439%
Itaú BBA International plc	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch	4.7863%
Bank of America N.A.	3M LIBOR + 4.00%
JP Morgan Chase Bank, N.A.	3M LIBOR + 3.92%

The following table presents additional information related to the 2027 and 2023 Notes (the "Notes"):

			Principal as of December 31,
	Annual interest rate	Currency	2019	2018	Maturity
2027 Notes	5.875%	USD	$265,000	$265,000	April 4, 2027
2023 Notes	6.625%	USD	348,069	348,069	September 27, 2023

2027 and 2023 Notes (continued)

	Interest Expense (i)			DFC Amortization (i)			Amortization of Discount, net (i)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
2027 Notes	$15,569	$15,569	$11,547	$299	$299	$224	$—	$—	$—
2023 Notes	23,060	23,060	23,885	323	323	610	402	397	752
(i)
These charges are included within "Net interest expense" in the consolidated statements of income.

Long-term debt consists of the following at year-end:

	2019	2018
2027 Notes	$265,000	$265,000
2023 Notes	348,069	348,069
Finance lease obligations	5,419	6,503
Other long-term borrowings	13,284	16,676
Subtotal	631,772	636,248
Discount on 2023 Notes	(2,504)	(3,156)
Premium on 2023 Notes	937	1,187
Deferred financing costs	(3,397)	(4,019)
Total	626,808	630,260
Current portion of long-term debt	3,233	3,836
Long-term debt, excluding current portion	$623,575	$626,424

Schedule of future payments related to long-term debt
At December 31, 2019, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2020	$3,233	$40,190	$43,423
2021	3,173	39,896	43,069
2022	3,370	39,568	42,938
2023	350,959	39,292	390,251
2024	2,307	15,974	18,281
Thereafter	268,730	41,151	309,881
Total payments	631,772	216,071	847,843
Interest	—	(216,071)	(216,071)
Discount on 2023 Notes	(2,504)	—	(2,504)
Premium on 2023 Notes	937	—	937
Deferred financing cost	(3,397)	—	(3,397)
Long-term debt	$626,808	$—	$626,808